Condensed Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 5,585,835	$ 6,398,164	$ 6,977,114
Restricted cash			59,988
Accounts receivable, net	116,533	13,647	402,595
Inventory	818,717	1,177,456	1,745,211
Prepaid expenses and other current assets	486,490	460,177	349,097
Total Current Assets	7,007,575	8,049,444	9,534,005
Property and equipment, net	139,290	203,333	255,578
Right-of-use assets, net	65,758	113,761	182,363
Product development costs, net of amortization	1,491,460	1,269,021	646,644
Software development costs, net of amortization	1,827,839	1,299,901	364,018
Goodwill	3,143,662	3,143,662	10,958,662
Other intangible assets, net of amortization	2,366,711	2,938,058	3,699,854
Total Assets	16,042,295	17,017,180	25,641,124
Current Liabilities
Accounts payable	549,126	901,624	673,052
Accrued expenses	1,181,386	1,151,198	1,740,490
Deferred Revenue	150,007
Total Current Liabilities	1,880,519	2,052,822	2,413,542
Other long-term liabilities		51,842	440,263
Total Liabilities	1,880,519	2,104,664	2,853,805
Commitments and Contingencies
Stockholders’ Equity
Preferred stock, value
Common stock, value	1,187	216	48
Additional paid-in capital	117,497,385	112,946,891	106,070,253
Accumulated deficit	(105,463,096)	(100,160,891)	(85,610,282)
Total Stockholders’ Equity	12,354,476	13,105,216	20,980,019
Total Liabilities, Series C Redeemable Preferred Stock and Stockholders’ Equity	16,042,295	17,017,180	25,641,124
Series C Redeemable Preferred Stock
Series C Redeemable Preferred Stock
Redeemable preferred stock, value	1,807,300	1,807,300	1,807,300
Series F Preferred Stock
Stockholders’ Equity
Preferred stock, value	$ 319,000	$ 319,000	$ 520,000